CONDENSED PARENT ONLY FINANCIAL STATEMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Cash dividend